ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Schedule of additional information on the consolidated statements of cash flows

	2024	2023	2022

Cash flows used for capital expenditures
Additions to property, plant and equipment	$446.0	$389.3	$369.7
Additions to intangible assets (excluding acquisitions of spectrum licences)	119.6	146.7	75.1
	565.6	536.0	444.8

Cash, cash equivalents and restricted cash consist of
Cash and cash equivalents	$39.9	$8.0	$1.8
Restricted cash	34.2	—	39.3
	74.1	8.0	41.1

Net change in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	$(19.4)	$(110.5)	$(82.9)
Contract assets	2.7	(52.1)	86.4
Inventories	(1.9)	(29.3)	(93.1)
Accounts payable, accrued charges and provisions	(25.9)	144.9	50.5
Income taxes	24.3	(61.6)	(11.0)
Deferred revenue	(5.6)	(2.7)	(7.4)
Defined benefit plans	16.6	9.8	(1.8)
Other	11.7	22.2	10.3
	2.5	(79.3)	(49.0)

Interest and income taxes reflected as operating activities
Cash interest payments	$368.7	$374.4	$242.0
Cash income tax payments (net of refunds)	214.9	274.0	273.7